Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000059523 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059523 | United States Treasury Note, 4.25, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059523 | United States Treasury Note, 4, 2052-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059523 | United States Treasury Bond, 1.375, 2050-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059523 | United States Treasury Note, 3.625, 2053-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059523 | United States Treasury Note, 3.625, 2053-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059523 | United States Treasury Note, 4, 2029-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059523 | Freddie Mac Pool, 6, 2053-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059523 | Fannie Mae Pool, 4, 2053-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059523 | Freddie Mac Pool, 5, 2052-11-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059523 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059523 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059523 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059523 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059523 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059523 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059523 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059523 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059523 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000059523 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000059523 | ABS
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000059523 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059523 | CMO
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000059523 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000059523 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000059523 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	27.80%
C000059523 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059523 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	30.50%
C000059523 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.60%
C000059523 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000059523 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	6.10%
C000059523 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	25.80%
C000059524 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059524 | United States Treasury Note, 4.25, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059524 | United States Treasury Note, 4, 2052-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059524 | United States Treasury Bond, 1.375, 2050-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059524 | United States Treasury Note, 3.625, 2053-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059524 | United States Treasury Note, 3.625, 2053-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059524 | United States Treasury Note, 4, 2029-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059524 | Freddie Mac Pool, 6, 2053-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059524 | Fannie Mae Pool, 4, 2053-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059524 | Freddie Mac Pool, 5, 2052-11-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059524 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059524 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059524 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059524 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059524 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059524 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059524 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059524 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059524 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000059524 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000059524 | ABS
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000059524 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059524 | CMO
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000059524 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000059524 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000059524 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	27.80%
C000059524 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059524 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	30.50%
C000059524 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.60%
C000059524 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000059524 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	6.10%
C000059524 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	25.80%
C000059525 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059525 | United States Treasury Note, 4.25, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059525 | United States Treasury Note, 4, 2052-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059525 | United States Treasury Bond, 1.375, 2050-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059525 | United States Treasury Note, 3.625, 2053-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059525 | United States Treasury Note, 3.625, 2053-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059525 | United States Treasury Note, 4, 2029-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059525 | Freddie Mac Pool, 6, 2053-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059525 | Fannie Mae Pool, 4, 2053-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059525 | Freddie Mac Pool, 5, 2052-11-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059525 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059525 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059525 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059525 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059525 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059525 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000059525 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000059525 | ABS
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000059525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059525 | CMO
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000059525 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000059525 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000059525 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	27.80%
C000059525 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059525 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	30.50%
C000059525 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.60%
C000059525 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000059525 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	6.10%
C000059525 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	25.80%
C000087895 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087895 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000087895 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087895 | SPDR EURO STOXX 50 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087895 | Franklin FTSE United Kingdom ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087895 | United States Treasury Note, 1, 2024-12-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000087895 | United States Treasury Note, 1.125, 2025-02-28
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087895 | United States Treasury Note, 1.5, 2024-11-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087895 | United States Treasury Note, 1.125, 2025-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087895 | United States Treasury Note, 2.75, 2025-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087895 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000087895 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000087895 | Government Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087895 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087895 | Equity
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000087895 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000087895 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	10.90%
C000087895 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	3.80%
C000087895 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	47.30%
C000087895 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	34.40%
C000087896 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087896 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000087896 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087896 | SPDR EURO STOXX 50 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087896 | Franklin FTSE United Kingdom ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087896 | United States Treasury Note, 1, 2024-12-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000087896 | United States Treasury Note, 1.125, 2025-02-28
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087896 | United States Treasury Note, 1.5, 2024-11-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087896 | United States Treasury Note, 1.125, 2025-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087896 | United States Treasury Note, 2.75, 2025-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087896 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000087896 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000087896 | Government Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087896 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087896 | Equity
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000087896 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000087896 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	10.90%
C000087896 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	3.80%
C000087896 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	47.30%
C000087896 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	34.40%
C000087897 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087897 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000087897 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087897 | SPDR EURO STOXX 50 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087897 | Franklin FTSE United Kingdom ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087897 | United States Treasury Note, 1, 2024-12-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000087897 | United States Treasury Note, 1.125, 2025-02-28
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087897 | United States Treasury Note, 1.5, 2024-11-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087897 | United States Treasury Note, 1.125, 2025-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087897 | United States Treasury Note, 2.75, 2025-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087897 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000087897 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000087897 | Government Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087897 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087897 | Equity
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000087897 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000087897 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	10.90%
C000087897 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	3.80%
C000087897 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	47.30%
C000087897 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	34.40%
C000059526 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059526 | BMMV2K8 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059526 | BK6YZP5 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059526 | 6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059526 | 89677Q107 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059526 | BMB2291 | Max Healthcare Institute Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059526 | 6442327 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059526 | B01C1P6 | Bank Central Asia Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059526 | BK1N461 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059526 | 6709099 | Bank Rakyat Indonesia Persero Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059526 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059526 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059526 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059526 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059526 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059526 | Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059526 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000059526 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000059526 | China
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000059526 | India
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000059526 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059526 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000059526 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000059526 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000059526 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059526 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059526 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059526 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000059526 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059526 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059526 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059526 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059526 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000059526 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.30%
C000059526 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000059526 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000059526 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.30%
C000059527 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059527 | BMMV2K8 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059527 | BK6YZP5 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059527 | 6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059527 | 89677Q107 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059527 | BMB2291 | Max Healthcare Institute Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059527 | 6442327 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059527 | B01C1P6 | Bank Central Asia Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059527 | BK1N461 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059527 | 6709099 | Bank Rakyat Indonesia Persero Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059527 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059527 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059527 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059527 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059527 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059527 | Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059527 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000059527 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000059527 | China
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000059527 | India
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000059527 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059527 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000059527 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000059527 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000059527 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059527 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059527 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059527 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000059527 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059527 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059527 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059527 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059527 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000059527 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.30%
C000059527 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000059527 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000059527 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.30%
C000059528 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059528 | BMMV2K8 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059528 | BK6YZP5 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059528 | 6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059528 | 89677Q107 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059528 | BMB2291 | Max Healthcare Institute Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059528 | 6442327 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059528 | B01C1P6 | Bank Central Asia Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059528 | BK1N461 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059528 | 6709099 | Bank Rakyat Indonesia Persero Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059528 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059528 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059528 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059528 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059528 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059528 | Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059528 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000059528 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000059528 | China
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000059528 | India
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000059528 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059528 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000059528 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000059528 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000059528 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059528 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059528 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059528 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000059528 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059528 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059528 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059528 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059528 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000059528 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.30%
C000059528 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000059528 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000059528 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.30%
C000131123 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000131123 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131123 | 77341EAU9 | Rockford Tower CLO 2020-1 Ltd., D1R
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131123 | 11015DAE1 | Bristol Park CLO LTD, ER
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131123 | 82809BAL0 | Silver Point Clo 5 Ltd., D2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131123 | 97314GAC5 | THL Credit Wind River 2019-3 Clo Ltd., E2R
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131123 | 04964LAJ8 | Atrium IX, ER
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131123 | 03765MAG5 | Apidos CLO XX, DR
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131123 | BL4671105 | LBM Acquisition, LLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131123 | BL4592541 | Osaic Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131123 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131123 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000131123 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000131123 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000131123 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131123 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131123 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000131123 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000131123 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131123 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131123 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000131123 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000131123 | CLO
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000131123 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.60%
C000131123 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	8.90%
C000131123 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	14.00%
C000131123 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	68.50%
C000131123 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131123 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131124 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000131124 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131124 | 77341EAU9 | Rockford Tower CLO 2020-1 Ltd., D1R
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131124 | 11015DAE1 | Bristol Park CLO LTD, ER
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131124 | 82809BAL0 | Silver Point Clo 5 Ltd., D2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131124 | 97314GAC5 | THL Credit Wind River 2019-3 Clo Ltd., E2R
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131124 | 04964LAJ8 | Atrium IX, ER
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131124 | 03765MAG5 | Apidos CLO XX, DR
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131124 | BL4671105 | LBM Acquisition, LLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131124 | BL4592541 | Osaic Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131124 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131124 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000131124 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000131124 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000131124 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131124 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131124 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000131124 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000131124 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131124 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131124 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000131124 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000131124 | CLO
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000131124 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.60%
C000131124 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	8.90%
C000131124 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	14.00%
C000131124 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	68.50%
C000131124 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131124 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131125 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000131125 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131125 | 77341EAU9 | Rockford Tower CLO 2020-1 Ltd., D1R
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131125 | 11015DAE1 | Bristol Park CLO LTD, ER
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131125 | 82809BAL0 | Silver Point Clo 5 Ltd., D2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131125 | 97314GAC5 | THL Credit Wind River 2019-3 Clo Ltd., E2R
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131125 | 04964LAJ8 | Atrium IX, ER
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131125 | 03765MAG5 | Apidos CLO XX, DR
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131125 | BL4671105 | LBM Acquisition, LLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131125 | BL4592541 | Osaic Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131125 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131125 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000131125 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000131125 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000131125 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131125 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131125 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000131125 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000131125 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131125 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131125 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000131125 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000131125 | CLO
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000131125 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.60%
C000131125 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	8.90%
C000131125 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	14.00%
C000131125 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	68.50%
C000131125 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131125 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000107185 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000107185 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000107185 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000107185 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000107185 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107185 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107185 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107185 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107185 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107185 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107185 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000107185 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000107185 | Technology
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000107185 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107185 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107185 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107185 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000107185 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.80%
C000107185 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000107186 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000107186 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000107186 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000107186 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000107186 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107186 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107186 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107186 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107186 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107186 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107186 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000107186 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000107186 | Technology
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000107186 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107186 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107186 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107186 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000107186 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.80%
C000107186 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000107187 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000107187 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000107187 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000107187 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000107187 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107187 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107187 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107187 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107187 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107187 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000107187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000107187 | Technology
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000107187 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107187 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000107187 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.80%
C000107187 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000059529 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059529 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000059529 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000059529 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000059529 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059529 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000059529 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000059529 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059529 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059529 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000059529 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059529 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059529 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000059529 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000059529 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	78.60%
C000059529 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	21.30%
C000059530 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059530 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000059530 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000059530 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000059530 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059530 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000059530 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000059530 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059530 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059530 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000059530 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059530 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059530 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000059530 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000059530 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	78.60%
C000059530 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	21.30%
C000059531 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059531 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000059531 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000059531 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000059531 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059531 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000059531 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000059531 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059531 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059531 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000059531 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059531 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059531 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000059531 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000059531 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	78.60%
C000059531 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	21.30%
C000131120 | Australia Government Bond, 1.25, 2032-05-21
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131120 | Italy Buoni Poliennali Del Tesoro, 2.8, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131120 | SierraCol Energy Andina, LLC, 6, 2028-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131120 | Egypt Government International Bond, 7.625, 2032-05-29
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131120 | Poinsettia Finance Ltd., 6.625, 2031-06-17
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131120 | Tullow Oil PLC, 7, 2025-03-01
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131120 | Italy Buoni Poliennali Del Tesoro, 2.45, 2033-09-01
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131120 | Sasol Financing USA, LLC, 4.375, 2026-09-18
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131120 | Turkiye Government International Bond, 7.625, 2034-05-15
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131120 | Argentine Republic Government International Bond, 0.75, 2030-07-09
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131120 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000131120 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131120 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131120 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131120 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000131120 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000131120 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000131120 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000131120 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131120 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131120 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131120 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000131120 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131120 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131120 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131120 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131120 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	63.20%
C000131120 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.50%
C000131120 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	27.30%
C000131121 | Australia Government Bond, 1.25, 2032-05-21
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131121 | Italy Buoni Poliennali Del Tesoro, 2.8, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131121 | SierraCol Energy Andina, LLC, 6, 2028-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131121 | Egypt Government International Bond, 7.625, 2032-05-29
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131121 | Poinsettia Finance Ltd., 6.625, 2031-06-17
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131121 | Tullow Oil PLC, 7, 2025-03-01
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131121 | Italy Buoni Poliennali Del Tesoro, 2.45, 2033-09-01
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131121 | Sasol Financing USA, LLC, 4.375, 2026-09-18
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131121 | Turkiye Government International Bond, 7.625, 2034-05-15
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131121 | Argentine Republic Government International Bond, 0.75, 2030-07-09
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131121 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000131121 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131121 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131121 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131121 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000131121 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000131121 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000131121 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000131121 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131121 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131121 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131121 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000131121 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131121 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131121 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131121 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131121 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	63.20%
C000131121 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.50%
C000131121 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	27.30%
C000131122 | Australia Government Bond, 1.25, 2032-05-21
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131122 | Italy Buoni Poliennali Del Tesoro, 2.8, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131122 | SierraCol Energy Andina, LLC, 6, 2028-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131122 | Egypt Government International Bond, 7.625, 2032-05-29
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131122 | Poinsettia Finance Ltd., 6.625, 2031-06-17
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131122 | Tullow Oil PLC, 7, 2025-03-01
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131122 | Italy Buoni Poliennali Del Tesoro, 2.45, 2033-09-01
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131122 | Sasol Financing USA, LLC, 4.375, 2026-09-18
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131122 | Turkiye Government International Bond, 7.625, 2034-05-15
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131122 | Argentine Republic Government International Bond, 0.75, 2030-07-09
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131122 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000131122 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131122 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131122 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131122 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000131122 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000131122 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000131122 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000131122 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131122 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131122 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131122 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000131122 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131122 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131122 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131122 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131122 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	63.20%
C000131122 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.50%
C000131122 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	27.30%
C000059532 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059532 | 7113815 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059532 | 5842359 | Deutsche Telekom A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059532 | 5231485 | Allianz S.E.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059532 | 496902404 | Kinross Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059532 | BZ57390 | ING Groep N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059532 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059532 | BD1RP61 | Bank of Ireland Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059532 | 7309681 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059532 | B154564 | Bank of China Ltd., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059532 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059532 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059532 | Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059532 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059532 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059532 | China
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000059532 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000059532 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059532 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059532 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059532 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059532 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000059532 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000059532 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059532 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059532 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000059532 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000059532 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059532 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000059532 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000059532 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059532 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059532 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059532 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000059532 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000059532 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059532 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059532 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059532 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059532 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	90.80%
C000059532 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.90%
C000059532 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000059532 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	2.80%
C000059532 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059533 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059533 | 7113815 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059533 | 5842359 | Deutsche Telekom A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059533 | 5231485 | Allianz S.E.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059533 | 496902404 | Kinross Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059533 | BZ57390 | ING Groep N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059533 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059533 | BD1RP61 | Bank of Ireland Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059533 | 7309681 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059533 | B154564 | Bank of China Ltd., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059533 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059533 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059533 | Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059533 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059533 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059533 | China
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000059533 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000059533 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059533 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059533 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059533 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059533 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000059533 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000059533 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059533 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059533 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000059533 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000059533 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059533 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000059533 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000059533 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059533 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059533 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059533 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000059533 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000059533 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059533 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059533 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059533 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059533 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	90.80%
C000059533 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.90%
C000059533 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000059533 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	2.80%
C000059533 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059534 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059534 | 7113815 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059534 | 5842359 | Deutsche Telekom A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059534 | 5231485 | Allianz S.E.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059534 | 496902404 | Kinross Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059534 | BZ57390 | ING Groep N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059534 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059534 | BD1RP61 | Bank of Ireland Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059534 | 7309681 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059534 | B154564 | Bank of China Ltd., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059534 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059534 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059534 | Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059534 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059534 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059534 | China
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000059534 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000059534 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059534 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059534 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059534 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059534 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000059534 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000059534 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059534 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059534 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000059534 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000059534 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059534 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000059534 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000059534 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059534 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059534 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059534 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000059534 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000059534 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059534 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059534 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059534 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059534 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	90.80%
C000059534 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.90%
C000059534 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000059534 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	2.80%
C000059534 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059511 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059511 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059511 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059511 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059511 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059511 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059511 | 09290D101 | Blackrock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059511 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059511 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059511 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059511 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000059511 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059511 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000059511 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000059511 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059511 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000059511 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059511 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000059511 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059511 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059511 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059511 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000059511 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.60%
C000059511 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000059512 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059512 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059512 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059512 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059512 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059512 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059512 | 09290D101 | Blackrock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059512 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059512 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059512 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059512 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000059512 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059512 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000059512 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000059512 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059512 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000059512 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059512 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000059512 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059512 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059512 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059512 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000059512 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.60%
C000059512 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000059513 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059513 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059513 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059513 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059513 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059513 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059513 | 09290D101 | Blackrock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059513 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059513 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059513 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059513 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000059513 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059513 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000059513 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000059513 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059513 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000059513 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059513 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000059513 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059513 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059513 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059513 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000059513 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.60%
C000059513 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000059520 | 912797MK0 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059520 | 912797LX3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059520 | 912797MN4 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059520 | 912797LD7 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059520 | 912797MT1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059520 | 912810UA4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059520 | 31846V336a | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059520 | 949746TG6 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059520 | 87166FAD5 | Synchrony Bank
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059520 | 35908MAB6 | Frontier Communications Holdings, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059520 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059520 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059520 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059520 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059520 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059520 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059520 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059520 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000059520 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000059520 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059520 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059520 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059520 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	36.50%
C000059520 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.00%
C000059520 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	1.40%
C000059520 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	58.10%
C000059521 | 912797MK0 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059521 | 912797LX3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059521 | 912797MN4 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059521 | 912797LD7 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059521 | 912797MT1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059521 | 912810UA4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059521 | 31846V336a | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059521 | 949746TG6 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059521 | 87166FAD5 | Synchrony Bank
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059521 | 35908MAB6 | Frontier Communications Holdings, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059521 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059521 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059521 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059521 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059521 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059521 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059521 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059521 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000059521 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000059521 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059521 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059521 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059521 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	36.50%
C000059521 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.00%
C000059521 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	1.40%
C000059521 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	58.10%
C000059522 | 912797MK0 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059522 | 912797LX3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059522 | 912797MN4 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059522 | 912797LD7 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059522 | 912797MT1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059522 | 912810UA4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059522 | 31846V336a | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059522 | 949746TG6 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059522 | 87166FAD5 | Synchrony Bank
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059522 | 35908MAB6 | Frontier Communications Holdings, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059522 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059522 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059522 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059522 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059522 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059522 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059522 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059522 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000059522 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000059522 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059522 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059522 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059522 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	36.50%
C000059522 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.00%
C000059522 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	1.40%
C000059522 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	58.10%
C000066378 | 013091103 | Albertsons Companies, Inc., A
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000066378 | 42809H107 | Hess Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000066378 | 912909108 | United States Steel Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000066378 | 530307305 | Liberty Broadband Corporation, C
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000066378 | G0751N103 | Atlantica Sustainable Infrastructure plc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000066378 | 05351W103 | Avangrid, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066378 | 565849106 | Marathon Oil Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000066378 | 03662Q105 | ANSYS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000066378 | 487836108 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066378 | 418100103 | HashiCorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000066378 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000066378 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000066378 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066378 | Energy
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000066378 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000066378 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066378 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000066378 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000066378 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000066378 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000066378 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000066378 | Short_Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000066378 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000066378 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000066378 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000066378 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000066378 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000066378 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
C000066378 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	115.70%
C000066378 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	23.70%
C000066378 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000066378 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.80%
C000066379 | 013091103 | Albertsons Companies, Inc., A
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000066379 | 42809H107 | Hess Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000066379 | 912909108 | United States Steel Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000066379 | 530307305 | Liberty Broadband Corporation, C
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000066379 | G0751N103 | Atlantica Sustainable Infrastructure plc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000066379 | 05351W103 | Avangrid, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066379 | 565849106 | Marathon Oil Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000066379 | 03662Q105 | ANSYS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000066379 | 487836108 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066379 | 418100103 | HashiCorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000066379 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066379 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000066379 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000066379 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066379 | Energy
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000066379 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000066379 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066379 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000066379 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000066379 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000066379 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000066379 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000066379 | Short_Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000066379 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000066379 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000066379 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000066379 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000066379 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000066379 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
C000066379 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	115.70%
C000066379 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	23.70%
C000066379 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000066379 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.80%
C000066380 | 013091103 | Albertsons Companies, Inc., A
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000066380 | 42809H107 | Hess Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000066380 | 912909108 | United States Steel Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000066380 | 530307305 | Liberty Broadband Corporation, C
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000066380 | G0751N103 | Atlantica Sustainable Infrastructure plc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000066380 | 05351W103 | Avangrid, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066380 | 565849106 | Marathon Oil Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000066380 | 03662Q105 | ANSYS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000066380 | 487836108 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066380 | 418100103 | HashiCorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000066380 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066380 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000066380 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000066380 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066380 | Energy
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000066380 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000066380 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066380 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000066380 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000066380 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000066380 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000066380 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000066380 | Short_Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000066380 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000066380 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000066380 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000066380 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000066380 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000066380 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
C000066380 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	115.70%
C000066380 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	23.70%
C000066380 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000066380 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.80%
C000059508 | 03027X100 | American Tower Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000059508 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000059508 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059508 | 35953C106 | FTAI Infrastructure, LLC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059508 | 552953101 | MGM Resorts International
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059508 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059508 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059508 | 45781V101 | Innovative Industrial Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059508 | 25401T603 | DigitalBridge Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059508 | 644393100 | New Fortress Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000059508 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059508 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059508 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059508 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000059508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000059508 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000059508 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059508 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059508 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059508 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	14.20%
C000059508 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	85.80%
C000059509 | 03027X100 | American Tower Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000059509 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000059509 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059509 | 35953C106 | FTAI Infrastructure, LLC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059509 | 552953101 | MGM Resorts International
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059509 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059509 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059509 | 45781V101 | Innovative Industrial Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059509 | 25401T603 | DigitalBridge Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059509 | 644393100 | New Fortress Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059509 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000059509 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059509 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059509 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059509 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000059509 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000059509 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000059509 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059509 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059509 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059509 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	14.20%
C000059509 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	85.80%
C000059510 | 03027X100 | American Tower Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000059510 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000059510 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059510 | 35953C106 | FTAI Infrastructure, LLC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059510 | 552953101 | MGM Resorts International
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059510 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059510 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059510 | 45781V101 | Innovative Industrial Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059510 | 25401T603 | DigitalBridge Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059510 | 644393100 | New Fortress Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059510 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000059510 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059510 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059510 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059510 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000059510 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000059510 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000059510 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059510 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059510 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059510 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	14.20%
C000059510 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	85.80%
C000059514 | 50012A108 | Kodiak Gas Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059514 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059514 | 892672106 | Tradeweb Markets, Inc., CLASS A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059514 | 72346Q104 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059514 | 55354G100 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059514 | 42704L104 | Herc Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059514 | 68213N109 | Omnicell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059514 | 60786M105 | Moelis & Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059514 | 302081104 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059514 | 882681109 | Texas Roadhouse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059514 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000059514 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000059514 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000059514 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000059514 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059514 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000059514 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059514 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059514 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059514 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	79.80%
C000059514 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	20.20%
C000059515 | 50012A108 | Kodiak Gas Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059515 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059515 | 892672106 | Tradeweb Markets, Inc., CLASS A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059515 | 72346Q104 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059515 | 55354G100 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059515 | 42704L104 | Herc Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059515 | 68213N109 | Omnicell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059515 | 60786M105 | Moelis & Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059515 | 302081104 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059515 | 882681109 | Texas Roadhouse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059515 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000059515 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000059515 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000059515 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000059515 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059515 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000059515 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059515 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059515 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059515 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	79.80%
C000059515 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	20.20%
C000059516 | 50012A108 | Kodiak Gas Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059516 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059516 | 892672106 | Tradeweb Markets, Inc., CLASS A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059516 | 72346Q104 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059516 | 55354G100 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059516 | 42704L104 | Herc Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059516 | 68213N109 | Omnicell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059516 | 60786M105 | Moelis & Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059516 | 302081104 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059516 | 882681109 | Texas Roadhouse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059516 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000059516 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000059516 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000059516 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000059516 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059516 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000059516 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059516 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059516 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059516 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	79.80%
C000059516 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	20.20%
C000059517 | 88033G407 | Tenet Healthcare Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059517 | 375916103 | Gildan Activewear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059517 | 488401100 | Kemper Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059517 | 66405S100 | Northeast Bank
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059517 | Y8162K204 | Star Bulk Carriers Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059517 | 194014502 | Enovis Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059517 | G21810109 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059517 | 11120U105 | Brixmor Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059517 | 039653100 | Arcosa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059517 | 68628V308 | Orion Group Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059517 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000059517 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000059517 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000059517 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000059517 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059517 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059517 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000059517 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000059517 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000059517 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000059517 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059517 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059517 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	82.30%
C000059517 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	17.70%
C000059518 | 88033G407 | Tenet Healthcare Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059518 | 375916103 | Gildan Activewear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059518 | 488401100 | Kemper Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059518 | 66405S100 | Northeast Bank
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059518 | Y8162K204 | Star Bulk Carriers Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059518 | 194014502 | Enovis Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059518 | G21810109 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059518 | 11120U105 | Brixmor Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059518 | 039653100 | Arcosa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059518 | 68628V308 | Orion Group Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059518 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000059518 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000059518 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000059518 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000059518 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059518 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059518 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000059518 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000059518 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000059518 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000059518 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059518 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059518 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	82.30%
C000059518 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	17.70%
C000059519 | 88033G407 | Tenet Healthcare Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059519 | 375916103 | Gildan Activewear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059519 | 488401100 | Kemper Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059519 | 66405S100 | Northeast Bank
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059519 | Y8162K204 | Star Bulk Carriers Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059519 | 194014502 | Enovis Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059519 | G21810109 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059519 | 11120U105 | Brixmor Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059519 | 039653100 | Arcosa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059519 | 68628V308 | Orion Group Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059519 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000059519 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000059519 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000059519 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000059519 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059519 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059519 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000059519 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000059519 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000059519 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000059519 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059519 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059519 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	82.30%
C000059519 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	17.70%
C000241914 | FSPXC5450_20290612_L_SOC | S&P 500 INDEX
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000241914 | 912797LW5 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000241914 | 91282CCY5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000241914 | 912797NG8 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000241914 | FSPXC4510_20290301_L_SOC | S&P 500 INDEX
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241914 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241914 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000241914 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000241914 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	54.50%
C000241914 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	42.30%
C000241912 | FSPXC5450_20290612_L_SOC | S&P 500 INDEX
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000241912 | 912797LW5 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000241912 | 91282CCY5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000241912 | 912797NG8 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000241912 | FSPXC4510_20290301_L_SOC | S&P 500 INDEX
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241912 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241912 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000241912 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000241912 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	54.50%
C000241912 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	42.30%
C000241913 | FSPXC5450_20290612_L_SOC | S&P 500 INDEX
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000241913 | 912797LW5 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000241913 | 91282CCY5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000241913 | 912797NG8 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000241913 | FSPXC4510_20290301_L_SOC | S&P 500 INDEX
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241913 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241913 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000241913 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000241913 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	54.50%
C000241913 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	42.30%